Schedule of investments
Macquarie Global Growth Fund
December 31, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.35%Δ
Austria — 0.81%
Mondi	488,428	$ 7,288,639
		7,288,639
Canada — 0.85%
Canadian Natural Resources	246,414	7,606,800
		7,606,800
China — 2.68%
China Merchants Bank Class H	2,192,500	11,291,870
Midea Group Class A	1,230,600	12,681,540
		23,973,410
Denmark — 0.95%
Genmab †	40,940	8,550,019
		8,550,019
France — 3.63%
Airbus	101,678	16,301,918
LVMH Moet Hennessy Louis Vuitton	24,599	16,193,096
		32,495,014
Germany — 6.36%
Deutsche Telekom	437,526	13,109,635
Fresenius & Co. †	341,692	11,860,462
SAP	78,047	19,197,555
Siemens	65,407	12,754,021
		56,921,673
India — 3.19%
HDFC Bank	839,521	17,384,413
NTPC	2,856,751	11,123,189
		28,507,602
Italy — 1.54%
Ferrari	32,401	13,825,474
		13,825,474
Japan — 3.07%
Hoya	136,600	16,952,921
Renesas Electronics †	828,600	10,485,955
		27,438,876
Netherlands — 1.15%
Adyen 144A #, †	6,902	10,273,741
		10,273,741
Singapore — 1.53%
Sea ADR †	128,839	13,669,818
		13,669,818
South Korea — 1.17%
KB Financial Group	185,872	10,466,630
		10,466,630
	Number of shares	Value (US $)
Common StocksΔ (continued)
Spain — 1.34%
Banco Bilbao Vizcaya Argentaria	1,221,306	$ 11,957,629
		11,957,629
Sweden — 1.07%
Epiroc Class A	552,001	9,620,061
		9,620,061
Taiwan — 3.25%
Taiwan Semiconductor Manufacturing	886,000	29,051,839
		29,051,839
United Kingdom — 4.07%
AstraZeneca	75,917	9,948,839
BAE Systems	813,091	11,690,681
Diageo	464,224	14,746,986
		36,386,506
United States — 62.69%
Alphabet Class A	127,914	24,214,120
Amazon.com †	157,022	34,449,057
Aon Class A	32,012	11,497,430
Apple	125,770	31,495,323
BJ's Wholesale Club Holdings †	147,153	13,148,121
Blue Owl Capital	587,080	13,655,481
Carrier Global	179,256	12,236,015
Casey's General Stores	39,975	15,839,294
CDW	47,760	8,312,150
Coca-Cola	206,720	12,870,387
ConocoPhillips	78,569	7,791,688
CSX	398,517	12,860,144
Danaher	34,528	7,925,902
Discover Financial Services	58,810	10,187,656
DraftKings Class A †	253,956	9,447,163
Eli Lilly & Co.	23,083	17,820,076
Home Depot	48,604	18,906,470
Howmet Aerospace	166,612	18,222,354
Ingersoll Rand	147,075	13,304,404
Intercontinental Exchange	102,718	15,306,009
KLA	24,691	15,558,293
Lam Research	138,159	9,979,225
Mastercard Class A	43,113	22,702,012
Meta Platforms Class A	27,284	15,975,055
Microsoft	118,336	49,878,624
Morgan Stanley	102,883	12,934,451
Netflix †	16,563	14,762,933
NVIDIA	299,407	40,207,366
Procter & Gamble	79,541	13,335,049
Salesforce	71,923	24,046,017
Sherwin-Williams	44,026	14,965,758
Thermo Fisher Scientific	15,298	7,958,479
NQ- IV958 [1224] 0225 (4220664)    1

Schedule of investments
Macquarie Global Growth Fund   (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
United States (continued)
UnitedHealth Group	18,152	$ 9,182,371
		560,974,877
Total Common Stocks (cost $649,158,437)		889,008,608

Short-Term Investments — 0.57%
Money Market Mutual Funds — 0.57%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.37%)	1,285,558	1,285,558
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.38%)	1,285,558	1,285,558
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.46%)	1,285,558	1,285,558
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.43%)	1,285,558	1,285,558
Total Short-Term Investments (cost $5,142,232)		5,142,232

Total Value of Securities—99.92% (cost $654,300,669)		894,150,840
Receivables and Other Assets Net of Liabilities — 0.08%		718,277
Net Assets Applicable to 25,110,638 Shares Outstanding — 100.00%	$894,869,117

Δ	Securities have been classified by country of risk.
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2024, the aggregate value of Rule 144A securities was $10,273,741, which represents 1.15% of the Fund’s net assets.
Summary of abbreviations:
ADR – American Depositary Receipt

2    NQ- IV958 [1224] 0225 (4220664)